Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy Valuation Inputs

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

(in thousands)	Level	September 30, 2023	December 31, 2022
Assets:
Investment, related party	1	$3,341	$10,548
Liabilities:
Contingent Consideration	3	$2,500	$2,400
Warrant liability – 2022 Purchase Warrants	3	$366	$1,129
Warrant liability - 2022 Inducement Warrants	3	$476	$1,714

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

(in thousands)	Level	December 31, 2022	December 31, 2021

Assets:
Investment, related party	1	$10,548	$-
Liabilities:
Contingent Consideration	3	$2,400	$6,200
Warrant liability – 2021 Purchase Warrants	3	$-	$12,854
Warrant liability - 2022 Purchase Warrants	3	$1,129	$-
Warrant liability – 2022 Inducement Warrants	3	$1,714	$-

Schedule of Fair Value of Contingent Consideration

The following table provides a roll forward of the fair value of the contingent consideration:

(in thousands)
Balance at December 31, 2022	$2,400
Change in fair value of contingent consideration	100
Balance at September 30, 2023	$2,500

Balance at December 31, 2021	$6,200
Change in fair value of contingent consideration	(4,100)
Balance at September 30, 2022	$2,100

The following table provides a roll forward of the fair value of the contingent consideration:

(in thousands)
Balance at December 31, 2020	$7,602
Change in fair value of contingent consideration	(1,402)
Balance at December 31, 2021	$6,200
Change in fair value of contingent consideration	(3,800)
Balance at December 31, 2022	$2,400

Schedule of Fair Value Warrant by Using Black-Scholes Pricing Model Assumptions

The fair value for the Level 3 warrants at September 30, 2023 was estimated using a Black-Scholes pricing model based on the following assumptions:

	Purchase	Inducement
Stock price	$8.77	$8.77
Expiration term (in years)	4.13	3.17
Volatility	80.0%	80.0%
Risk-free Rate	4.63%	4.73%
Dividend yield	0.0%	0.0%

The fair value for the Level 3 warrants at December 31, 2022 was estimated using a Black-Scholes pricing model based on the following assumptions:

	Purchase	Inducement
Stock price	$18.40	$18.40
Expiration term (in years)	4.88	3.92
Volatility	70.0%	75. %
Risk-free Rate	3.96%	4.07%
Dividend yield	0.0%	0.0%

The fair value at issuance was estimated using a Black-Scholes pricing model based on the following assumptions at December 1, 2021 for the 2021 Purchase Warrants, May 16, 2022 for the Purchase Warrants and July 26, 2022 for the Inducement Warrants:

	2021 Purchase	Purchase	Inducement
Stock price	$86.60	$52.40	$32.80
Expiration term (in years)	5	5.50	4.34
Volatility	60.0%	65.0%	70.0%
Risk-free Rate	1.15%	2.83%	2.84%
Dividend yield	0.0%	0.0%	0.0%

The fair value was estimated using Black-Scholes pricing model based on the following assumptions as of December 31, 2021:

2021 Purchase
Stock price	$150.40
Expiration term (in years)	4.92
Volatility	60.0%
Risk-free Rate	1.25%
Dividend yield	0.0%

The fair value was estimated using Black-Scholes pricing model based on the following assumptions as of December 31, 2022 (outstanding warrants were all issued during 2022):

	Purchase	Inducement
Stock price	$18.40	$18.40
Expiration term (in years)	4.88	3.92
Volatility	70%	75%
Risk-free Rate	3.96%	4.07%
Dividend yield	0.0%	0.0%

Schedule of Changes in Level 3 Warrant Liabilities

The following table presents the changes in the Level 3 warrant liabilities measured at fair value (in thousands):

	Nine Months Ended September 30,
	2023	2022
Fair value at beginning of period	$2,843	$12,854
Issuance of new warrants	-	13,217
Exercise of warrants	-	(6,840)
Change in fair value of warrant liabilities	(2,001)	(15,267)
Fair value at end of period	$842	$3,964

The following table presents the changes in the warrant liabilities measured at fair value (in thousands):

	December 31, 2022	December 31, 2021
Fair value at beginning of year	$12,854	$-
Issuance of new warrants	13,217	12,261
Exercise of warrants	(6,840)	(12,208)
Change in fair value of warrant liability	(19,017)	12,801
Warrant inducement expense	2,629	-
Fair value at end of year	$2,843	12,854